Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [abstract]
Disclosure of subsidiaries

Name	Location	Ownership	Principal Activity
Minera Bateas S.A.C. ("Bateas")	Peru	100%	Caylloma Mine
Compania Minera Cuzcatlan S.A. de C.V. ("Cuzcatlan")	Mexico	100%	San Jose Mine
Mansfield Minera S.A. ("Mansfield")	Argentina	100%	Lindero Mine

Schedule of useful life of property, plant and equipment

Land and buildings
Land	Not depreciated
Mineral properties	Units of production	Declining balance
Buildings, located at the mine	Units of production	Declining balance
Buildings, others (1)	6-10 years	Straight line
Leasehold improvements (1)	4-8 years	Straight line
Plant and equipment
Machinery and equipment (1)	3-12 years	Straight line
Furniture and other equipment (1)	2-12 years	Straight line
Transport units	4-5 years	Straight line
Capital work in progress	Not depreciated

(1)	The lesser of useful life or life of mine.

Schedule of changes to the consolidated balance sheet

Consolidated Balance Sheet
	As reported	IAS 16 amendment	Restated
Current assets
Inventories (note 7)	$14,471	$498	$14,969

Non-Current assets
Plant and equipment (note 10)	$378,509	$(2,853)	$375,656
Other assets (note 12)	$38,389	$2,355	$40,744

Schedule of changes to the cash flow

Consolidated Statement of Cash Flow
	As reported	IAS 16 amendment	Restated
Changes in no cash working capital:
Inventories	$(1,036)	$(2,853)	$(3,889)
Net cash provided by operating activities	$63,005	$(2,853)	$60,152

Investing Activities
Expenditures on Lindero construction	$(189,653)	$2,853	$(186,800)
Cash used in investing activities	$(145,214)	$2,853	$(142,361)